RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - AEP Stock - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held in Plan (in shares)	2,754,068	3,349,383
Cost basis	$ 165,165,921	$ 196,757,008
Number of acquired shares (in shares)	128,344	361,574
Acquired fair value	$ 11,315,945	$ 30,007,997
Number of disposed shares (in shares)	665,124	260,525
Fair value of disposed shares	$ 39,431,676	$ 15,107,083
Dividend income	$ 11,081,160	$ 11,355,804